SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Derivative liability	$ 148,628
Fair Value, Inputs, Level 1 [Member]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Derivative liability	148,628
Fair Value, Inputs, Level 3 [Member]
Derivative liability
Convertible Promissory Notes [Member]
Derivative liability	148,628
Convertible Promissory Notes [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative liability
Convertible Promissory Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative liability	148,628
Convertible Promissory Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liability